RELATED PARTY TRANSACTIONS (Detail Textuals) (Officers and Directors, USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Officers and Directors
Related Party Transaction [Line Items]
Due to officers and directors	$ 9,137	$ 2,000	$ 15,542